Document and Entity Information	Jun. 16, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 16, 2023
Document Effective Date	Jun. 16, 2023
Prospectus Date	Apr. 28, 2023
Sustainable Emerging Markets Portfolio | Class R6
Prospectus:
Trading Symbol	MSDMX
Sustainable Emerging Markets Portfolio | Class A
Prospectus:
Trading Symbol	MSDQX
Sustainable Emerging Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSDOX
Sustainable Emerging Markets Portfolio | Class I
Prospectus:
Trading Symbol	MSDUX